MARKETABLE EQUITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2021
Marketable Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation

(in thousands of $)	2021	2020
Balance at start of year	3,684	13,861
Unrealized gain (loss), net	(2,000)	(10,177)
Balance at end of year	1,684	3,684